CREDIT FACILITY - Continuity of credit facility (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CREDIT FACILITY
Accrued interest expense	$ 816,493
Antanas Guoga | Credit facility
CREDIT FACILITY
Advances to Company	16,387,090
Repayments during the period	(222,500)
Balance at the end	16,164,590
Accrued interest expense	$ 534,036	$ 0